Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan
The Company sponsors a qualified 401(k) defined contribution plan, available to all qualified employees. This plan allows employees to contribute a portion of their pretax salary up to the legally mandated limit based on their jurisdiction. The Company made matching contributions to the plan totaling $1.2 million, $2.3 million, and $3.5 million for the years ended December 31, 2016, 2017, and 2018, respectively.